Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
As of December 31, 2024 and 2025, the Company held equity investments in several privately-held and listed companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2024	2025	2024	2025
			US$	US$
Non-marketable equity securities:
Cashido Corp. (Cashido)	0%	0%	—	—
Vastview Technology, Corp. (Vastview)	0%	0%	—	—
Kinara, Inc (Kinara)	12%	0%	6,500	—

			6,500	—
Marketable equity securities:
BIWIN Storage Technology Corp. (BIWIN)	0%	0%	6,034	11,432
Shenzhen Techwinsemi Technology Corp (TWSC)	0%	0%	4,792	18,244

			17,326	29,676